Accounts Payable	9 Months Ended
Sep. 30, 2018
John Keeler & Co., Inc. [Member]
Accounts Payable

Note 4.	Accounts Payable

On September 20, 2018, the company entered into a settlement and mutual release agreement with a Longhai Desheng Canned Food Stuffs, ltd, a supplier that the company was engaged in a commercial dispute. The settlement resulted in a reduction of the outstanding accounts payable to that supplier of $388,199.34 to a balance due of $1,465,000.